American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
August 31, 2020

Global Small Cap - Schedule of Investments
AUGUST 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 101.4%
Australia — 3.6%
Breville Group Ltd.	16,438	325,572
NEXTDC Ltd.(1)	43,283	387,344
Saracen Mineral Holdings Ltd.(1)	107,752	414,348
Seven Group Holdings Ltd.(2)	27,658	382,898
		1,510,162
Belgium — 0.7%
Melexis NV	3,669	294,380
Brazil — 2.0%
Grupo SBF SA(1)	47,100	261,184
Locaweb Servicos de Internet SA(1)	32,700	366,782
TOTVS SA	39,200	205,785
		833,751
Canada — 6.9%
BRP, Inc.	5,645	306,583
ECN Capital Corp.	81,891	323,332
FirstService Corp.	3,834	479,739
Innergex Renewable Energy, Inc.	14,930	257,771
Jamieson Wellness, Inc.	8,244	238,721
Kinaxis, Inc.(1)	1,830	279,098
Parex Resources, Inc.(1)	31,661	433,280
Real Matters, Inc.(1)	7,389	149,893
TFI International, Inc.	10,200	450,901
		2,919,318
China — 3.7%
A-Living Services Co. Ltd., H Shares	80,000	411,703
China Yongda Automobiles Services Holdings Ltd.	369,000	442,019
Times China Holdings Ltd.	282,000	432,359
Times Neighborhood Holdings Ltd.	203,000	289,855
		1,575,936
Denmark — 0.9%
Pandora A/S	5,579	405,970
Finland — 1.6%
Huhtamaki Oyj(1)	6,253	302,336
Metso Outotec Oyj	51,502	381,626
		683,962
France — 1.7%
SOITEC(1)	2,671	356,047
Solutions 30 SE(1)	21,319	366,193
		722,240
Germany — 2.3%
Flatex AG(1)	10,079	489,080
HelloFresh SE(1)	4,188	215,259
Hypoport SE(1)	441	264,036
		968,375
Israel — 2.1%
Kornit Digital Ltd.(1)	7,121	441,003
Nova Measuring Instruments Ltd.(1)	8,336	442,475
		883,478

Japan — 4.6%
Anritsu Corp.	13,700	298,836
Kobe Bussan Co. Ltd.	5,000	294,587
Menicon Co. Ltd.	5,900	360,871
Nippon Gas Co. Ltd.	5,300	205,931
SHIFT, Inc.(1)	2,800	324,298
Zeon Corp.	45,100	470,734
		1,955,257
Netherlands — 1.4%
ASM International NV	2,031	305,321
Basic-Fit NV(1)	8,857	249,144
IMCD NV	459	48,982
		603,447
Norway — 0.5%
Bakkafrost P/F(1)	3,241	202,722
South Korea — 0.6%
SK Materials Co. Ltd.	1,244	258,290
Sweden — 7.8%
AF POYRY AB(1)	10,449	291,357
Beijer Ref AB	8,050	320,066
Biotage AB(1)	12,468	242,827
Lifco AB, B Shares	4,457	354,355
Lindab International AB	28,453	456,754
MIPS AB	6,860	274,794
Samhallsbyggnadsbolaget i Norden AB(2)	203,548	565,983
Sinch AB(1)	3,660	371,270
Stillfront Group AB(1)	4,131	444,432
		3,321,838
Switzerland — 1.1%
SIG Combibloc Group AG(1)	11,928	234,259
Tecan Group AG	494	223,181
		457,440
Taiwan — 2.1%
Accton Technology Corp.	19,000	151,289
Airtac International Group	23,000	506,048
Alchip Technologies Ltd.	13,000	232,591
		889,928
United Kingdom — 4.2%
ASOS plc(1)	2,758	182,067
Avast plc	40,380	289,322
boohoo Group plc(1)	120,875	467,480
Electrocomponents plc	29,387	266,732
Fevertree Drinks plc	8,715	239,403
Games Workshop Group plc	2,917	359,212
		1,804,216
United States — 53.6%
10X Genomics, Inc., Class A(1)	2,101	240,817
AAR Corp.	10,387	209,610
Applied Industrial Technologies, Inc.	6,309	379,865
ArcBest Corp.	12,815	433,403
Ares Management Corp., Class A	8,168	330,396
Avalara, Inc.(1)	1,970	260,848
Brinker International, Inc.	10,444	470,398
Brunswick Corp.	7,376	456,501

Builders FirstSource, Inc.(1)	8,913	272,916
Callaway Golf Co.	22,943	478,591
Cannae Holdings, Inc.(1)	12,618	476,077
Chegg, Inc.(1)	3,639	268,340
Chemed Corp.	530	274,068
Clean Harbors, Inc.(1)	6,337	387,191
Crocs, Inc.(1)	14,107	563,010
Deckers Outdoor Corp.(1)	1,776	362,073
Diamondback Energy, Inc.	5,400	210,384
eHealth, Inc.(1)	1,091	68,864
elf Beauty, Inc.(1)	5,289	103,294
Entegris, Inc.	2,926	195,720
Envestnet, Inc.(1)	3,777	313,453
Essent Group Ltd.	6,491	231,729
Etsy, Inc.(1)	2,387	285,724
Euronet Worldwide, Inc.(1)	1,808	186,911
Everbridge, Inc.(1)	1,605	238,519
Five9, Inc.(1)	1,905	242,773
Freshpet, Inc.(1)	2,318	263,325
Global Medical REIT, Inc.	37,602	480,930
H.B. Fuller Co.	9,030	434,975
Hamilton Lane, Inc., Class A	4,432	324,024
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,147	728,062
HealthEquity, Inc.(1)	3,071	176,521
Helen of Troy Ltd.(1)	1,413	292,237
IAA, Inc.(1)	7,890	412,805
Inphi Corp.(1)	2,804	319,600
Kinsale Capital Group, Inc.	1,731	358,715
Lattice Semiconductor Corp.(1)	9,154	261,804
Lemonade, Inc.(1)	3,652	214,372
Masonite International Corp.(1)	4,792	437,462
Model N, Inc.(1)	3,956	155,550
Monolithic Power Systems, Inc.	794	212,101
Natera, Inc.(1)	6,553	417,492
National Vision Holdings, Inc.(1)	9,983	375,061
Navistar International Corp.(1)	13,875	443,722
nCino, Inc.(1)	6,338	589,117
NeoGenomics, Inc.(1)	9,754	379,918
Option Care Health, Inc.(1)	11,331	131,666
Palomar Holdings, Inc.(1)	2,175	244,361
Pennant Group, Inc. (The)(1)	8,396	310,988
Phreesia, Inc.(1)	7,276	229,485
Planet Fitness, Inc., Class A(1)	5,345	324,923
Progyny, Inc.(1)	7,382	210,756
R1 RCM, Inc.(1)	29,871	433,129
RadNet, Inc.(1)	23,735	342,259
Repay Holdings Corp.(1)	11,596	293,379
Rexford Industrial Realty, Inc.	5,666	271,855
RH(1)	1,335	441,284
SailPoint Technologies Holdings, Inc.(1)	6,415	251,660
SeaSpine Holdings Corp.(1)	14,988	199,490
SI-BONE, Inc.(1)	11,592	252,937
Silk Road Medical, Inc.(1)	5,177	315,693
SiteOne Landscape Supply, Inc.(1)	2,517	314,751

SiTime Corp.(1)	5,087	335,132
Skyline Champion Corp.(1)	11,307	322,702
SYNNEX Corp.	3,029	385,137
Tandem Diabetes Care, Inc.(1)	2,821	317,983
TCF Financial Corp.	8,404	225,900
TopBuild Corp.(1)	2,304	354,355
Vertex, Inc., Class A(1)	7,363	188,566
Visteon Corp.(1)	1,293	97,531
Vroom, Inc.(1)	3,281	225,175
Wintrust Financial Corp.	5,813	252,982
Wyndham Destinations, Inc.	6,011	174,259
Wyndham Hotels & Resorts, Inc.	2,045	107,076
		22,774,682
TOTAL COMMON STOCKS (Cost $31,272,077)		43,065,392
EXCHANGE-TRADED FUNDS — 0.6%
Schwab International Small-Cap Equity ETF(2)	1,946	64,160
Schwab US Small-Cap ETF	2,440	173,703
TOTAL EXCHANGE-TRADED FUNDS (Cost $233,079)		237,863
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 6/30/22 - 4/30/26, valued at $115,551), in a joint trading account at 0.05%, dated 8/31/20, due 9/1/20 (Delivery value $113,250)		113,250
State Street Institutional U.S. Government Money Market Fund, Premier Class	151	151
TOTAL TEMPORARY CASH INVESTMENTS (Cost $113,401)		113,401
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $31,618,557)		43,416,656
OTHER ASSETS AND LIABILITIES — (2.3)%		(956,213)
TOTAL NET ASSETS — 100.0%		$42,460,443

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	21.7%
Consumer Discretionary	21.2%
Industrials	18.6%
Health Care	11.9%
Financials	10.8%
Real Estate	5.4%
Materials	5.0%
Consumer Staples	3.2%
Energy	1.5%
Utilities	1.1%
Communication Services	1.0%
Exchange-Traded Funds	0.6%
Cash and Equivalents*	(2.0)%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $994,050. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At period end the aggregate value of the collateral held by the fund was $1,232,575, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	1,510,162	—
Belgium	—	294,380	—
Brazil	—	833,751	—
Canada	—	2,919,318	—
China	—	1,575,936	—
Denmark	—	405,970	—
Finland	—	683,962	—
France	—	722,240	—
Germany	—	968,375	—
Japan	—	1,955,257	—
Netherlands	—	603,447	—
Norway	—	202,722	—
South Korea	—	258,290	—
Sweden	—	3,321,838	—
Switzerland	—	457,440	—
Taiwan	—	889,928	—
United Kingdom	—	1,804,216	—
Other Countries	23,658,160	—	—
Exchange-Traded Funds	237,863	—	—
Temporary Cash Investments	151	113,250	—
	23,896,174	19,520,482	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.